Shareholders' Deficit	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Shareholders’ Deficit [Abstract]
Shareholders’ deficit

Note 16 — Shareholders’ deficit

Common Stock

As of September 30, 2024 and June 30, 2024, the Company has 50,000,000 authorized shares of common stock, par value $0.0001 per share. As of September 30, 2024 and June 30, there are 7,270,097 and 3,303,333 shares of common stock outstanding.

Issuance of common stock upon completion of the Reverse Recapitalization

On September 26, 2024, upon the consummation of the business combination, the Company issued an aggregated total of 2,270,096 common stock to ACAC shareholders and its underwriter.

The following table presents the number of the Company’s common stock issued upon completion of the Reverse Recapitalization:

Shares of Common Stock
ACAC’s common stock outstanding prior to Reverse Recapitalization	3,971,634
Less: redemption of ACAC’s common stock	(1,744,663)
Common stock issued to underwriter	43,125
Total common stock issued upon completion of the Reverse Recapitalization	2,270,096

Conversion of convertible promissory notes into common stock

On September 26, 2024, upon the consummation of the business combination, the Company issued an aggregated total of 1,696,668 common stock to the Old Foxx convertible notes holders (See Note 14).

Earnout Shares

As described in Note 4 — Reverse recapitalization, the Earnout Shares that are contingently issuable in connection with the Business Combination are subject to vesting based on the Company’s financial performance during the earnout period. The entitlement of 2,100,000 earnout shares to the Old Foxx shareholders were forfeited in October 2024 because the Company did not meet the earnout requirements for the fiscal year ended June 30, 2024 vesting schedule. These 2,100,000 earnout shares are not included or contributing to the value of the earnout liabilities.

As of September 30, 2024, the Company’s 2,100,000 Earnout Shares that are contingently issuable in connection with the Business Combination are subject to vesting based on the Company’s financial performance during the fiscal year ended June 30, 2025. The 2,100,000 Earnout Shares are classified as a liability and measured at fair value, with changes in fair value included in the consolidated statements of operations.

As of September 30, 2024 and September 26, 2024 (issuance date), the fair value of the earnout liabilities was $7,341,383 and $7,234,056, respectively. For the three months ended September 30, 2024, the Company recognized $107,327 of losses related to the change in fair value of earnout liabilities included in the change in fair value of earnout liabilities in the consolidated statements of operations (See Note 17 — Fair value measurement).

Warrants

In connection with the reverse recapitalization, each of 12,156,423 ACAC’s issued and outstanding warrants, which consisted of 4,312,500 public warrants, 5,240,000 private warrants and 2,603,923 working capital warrants, was converted automatically into one redeemable warrant of the Company, exercisable for one share of common stock of the Company at an exercise price of $11.50 per share. All of these warrants met the criteria for equity classification.

Each whole Warrant entitles the registered holder to purchase one whole share of the Company’s common stock at a price of $11.50 per share. Pursuant to the warrant agreement, a warrant holder may exercise its Warrants only for a whole number of shares of common stock. This means that only a whole Warrant may be exercised at any given time by a warrant holder. No fractional Warrants will be issued upon separation of the Units and only whole Warrants will trade. The Warrants will expire five years after the completion of the Company’s initial business combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

The Company has agreed that as soon as practicable, but in no event later than 30 business days, after the closing of the initial business combination, it will use its commercially reasonable efforts to file, and within 60 business days following its initial business combination to have declared effective, a registration statement for the registration, under the Securities Act, of the shares of common stock issuable upon exercise of the Warrants. The Company will use its commercially reasonable efforts to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the warrants in accordance with the provisions of the warrant agreement. No Warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the common stock issuable upon exercise of the Warrants and a current prospectus relating to such shares of common stock. Notwithstanding the above, if the Company’s common stock is at the time of any exercise of a Warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Warrants who exercise their Warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event it so elect, it will not be required to file or maintain in effect a registration statement, but it will be required to use its commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

The Company may call the Warrants for redemption, in whole and not in part, at a price of $0.01 per Warrant:

•        in whole and not in part;

•        upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each Warrant holder; and

•        if, and only if, the reported last sale price of the common stock equals or exceeds $16.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.

The summary of warrants activity is as follows:

	Warrants Outstanding	Common Stock Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2024	—	—	$—	—
Granted	12,156,423	12,156,423	$11.50	5.00
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
September 30, 2024	12,156,423	12,156,423	$11.50	4.99

The Company accounted for the 12,156,423 Warrants assumed from the merger as equity instruments in accordance with ASC 480, “Distinguishing Liabilities from Equity” and ASC 815-40, “Derivatives and Hedging: Contracts in Entity’s Own Equity”.

Note 15 — Shareholders’ deficit

Pursuant to the Company’s certificate of incorporation, the Company is authorized to issue 1,000,000 shares of Common Stock with a par value of $0.001 per share. On February 27, 2024, the Company increased its authorized shares to 2,000,000 shares. As of June 30, 2024 and 2023, there are 1,000,000 shares of Common Stock outstanding.